September 19, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VA-5 (File No. 33-71746)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Life Separate Account VA-5 ("separate account"), incorporated by reference are the semi-annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows:

American Century VP Capital Appreciation

Federated American Leaders Fund II
Federated Fund For U.S. Government Securities II

INVESCO VIF - High Yield Fund
INVESCO VIF - Equity Income Fund
INVESCO VIF - Total Return Fund

Janus Aspen Growth Portfolio

Pilgrim Emerging Markets Fund, Inc. (f/k/a Lexington Emerging Markets Fund)

Schwab Money Market Portfolio

SteinRoe Small Company Growth Fund, Variable Series

Strong Discovery Fund II.

These semi-annual reports are for the period ending June 30, 2001, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

cc:      R. Fink, Esq.
Enclosure


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----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
           Entity                          Fund                  File No.    Date Filed         Accession No.         CIK No.
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
American Century  VP          Capital Appreciation               811-5188     8-17-2001   0000814680-01-500007         814680
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Federated Insurance Series    Federated American Leaders         811-8042     8-23-2001   0000912577-01-500158         912577
                              Fund II/ Federated Fund for
                              U.S. Government Securities II
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
INVESCO VIF                   High Yield/Equity Income          811-08038     8-24-2001   0000912744-01-500010         912744
                              /Total Return
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Janus Aspen Series            Growth                            811-07736     8-22-2001   0001012709-01-500619         906185
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Pilgrim Emerging Markets      Pilgrim Emerging Markets Fund      811-8250     8-21-2001   0000950130-01-501492         916764
Fund, Inc.  (f/k/a/
Lexington Emerging Markets
Fund, Inc.)
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Schwab Annuity Portfolios     Schwab Money Market               811-08314      9-6-01     0000950149-01-501358         918266
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
SteinRoe Variable             Stein Roe Small Company Growth    811-05199     3-23-2001   0000950135-01-500404         815425
Investment Trust              Fund, Variable Series
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Strong Discovery Fund II,     Strong Discovery Fund II           811-6553      9-5-01     0000950109-01-503339         883644
Inc.
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------



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